Pioneer Core
Equity Fund

Schedule of Investments | March 31, 2021

Ticker Symbols:
Class A Class C Class K Class R Class Y	PIOTX PCOTX PCEKX CERPX PVFYX

Schedule of Investments | 3/31/21 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 97.7%
	COMMON STOCKS - 97.7% of Net Assets
	Aerospace & Defense - 1.2%
479,340	Spirit AeroSystems Holdings, Inc.	$23,319,891
	Total Aerospace & Defense	$23,319,891
	Automobiles - 1.5%
529,555(a)	General Motors Co.	$30,428,230
	Total Automobiles	$30,428,230
	Banks - 8.6%
2,532,632	Bank of America Corp.	$97,987,532
224,776	M&T Bank Corp.	34,078,290
970,503	Wells Fargo & Co.	37,917,552
	Total Banks	$169,983,374
	Beverages - 3.3%
93,514	Constellation Brands, Inc.	$21,321,192
306,322	PepsiCo., Inc.	43,329,247
	Total Beverages	$64,650,439
	Capital Markets - 3.2%
236,963	CME Group, Inc.	$48,394,954
40,484	S&P Global, Inc.	14,285,589
	Total Capital Markets	$62,680,543
	Chemicals - 1.1%
212,694	LyondellBasell Industries NV	$22,130,811
	Total Chemicals	$22,130,811
	Communications Equipment - 2.0%
206,224	Motorola Solutions, Inc.	$38,780,423
	Total Communications Equipment	$38,780,423
	Consumer Discretionary - 3.8%
66,147(a)	O'Reilly Automotive, Inc.	$33,553,066
376,685	Starbucks Corp.	41,160,370
	Total Consumer Discretionary	$74,713,436
	Containers & Packaging - 1.0%
205,352	Crown Holdings, Inc.	$19,927,358
	Total Containers & Packaging	$19,927,358
	Electric Utilities - 1.6%
373,141	American Electric Power Co., Inc.	$31,605,043
	Total Electric Utilities	$31,605,043
	Electrical Equipment - 2.9%
245,611	Eaton Corp. Plc	$33,963,089
91,027	Rockwell Automation, Inc.	24,162,207
	Total Electrical Equipment	$58,125,296
	Electronic Equipment, Instruments & Components - 3.8%
632,548	Amphenol Corp.	$41,729,191
206,589	CDW Corp.	34,242,127
	Total Electronic Equipment, Instruments & Components	$75,971,318
	Energy Equipment & Services - 1.2%
844,382	Schlumberger, Ltd.	$22,958,747
	Total Energy Equipment & Services	$22,958,747
	Entertainment - 2.7%
289,303(a)	Walt Disney Co.	$53,382,190
	Total Entertainment	$53,382,190
	Equity Real Estate Investment Trusts (REITs) - 1.1%
126,582	Crown Castle International Corp.	$21,788,560
	Total Equity Real Estate Investment Trusts (REITs)	$21,788,560
	Health Care - 4.1%
596,914	Gilead Sciences, Inc.	$38,578,552
1,200,299	Pfizer, Inc.	43,486,833
	Total Health Care	$82,065,385
	Health Care Equipment & Supplies - 4.9%
159,459	Danaher Corp.	$35,891,032
294,365	Medtronic Plc	34,773,337
162,139	Zimmer Biomet Holdings, Inc.	25,955,211
	Total Health Care Equipment & Supplies	$96,619,580
	Health Care Providers & Services - 1.3%
72,139	Anthem, Inc.	$25,894,294
	Total Health Care Providers & Services	$25,894,294
	Hotels, Restaurants & Leisure - 1.3%
168,312(a)	Marriott International, Inc.	$24,928,690
	Total Hotels, Restaurants & Leisure	$24,928,690
	Industrial Conglomerates - 1.5%
137,235	Honeywell International, Inc.	$29,789,601
	Total Industrial Conglomerates	$29,789,601
	Information Technology - 2.8%
1,069,909	Cisco Systems, Inc.	$55,324,994
	Total Information Technology	$55,324,994
Shares		Value
	Insurance - 1.2%
149,117	Chubb, Ltd.	$23,556,012
	Total Insurance	$23,556,012
	Interactive Media & Services - 9.6%
57,547(a)	Alphabet, Inc.	$118,691,838
241,883(a)	Facebook, Inc.	71,241,800
	Total Interactive Media & Services	$189,933,638
	Internet & Direct Marketing Retail - 1.3%
8,264(a)	Amazon.com, Inc.	$25,569,477
	Total Internet & Direct Marketing Retail	$25,569,477
	IT Services - 5.0%
112,410	Accenture Plc	$31,053,263
365,119	Cognizant Technology Solutions Corp.	28,523,096
187,101	Visa, Inc.	39,614,895
	Total IT Services	$99,191,254
	Machinery - 2.9%
103,330	Illinois Tool Works, Inc.	$22,889,661
174,261	Stanley Black & Decker, Inc.	34,794,694
	Total Machinery	$57,684,355
	Media - 1.2%
38,771(a)	Charter Communications, Inc.	$23,922,482
	Total Media	$23,922,482
	Oil, Gas & Consumable Fuels - 1.2%
327,023	Hess Corp.	$23,140,147
	Total Oil, Gas & Consumable Fuels	$23,140,147
	Personal Products - 1.1%
77,799	Estee Lauder Cos, Inc.	$22,627,839
	Total Personal Products	$22,627,839
	Pharmaceuticals - 1.0%
109,977	Eli Lilly & Co.	$20,545,903
	Total Pharmaceuticals	$20,545,903
	Road & Rail - 1.9%
140,748	Norfolk Southern Corp.	$37,793,653
	Total Road & Rail	$37,793,653
	Semiconductors & Semiconductor Equipment - 2.3%
297,695(a)	Micron Technology, Inc.	$26,259,676
150,957	QUALCOMM, Inc.	20,015,389
	Total Semiconductors & Semiconductor Equipment	$46,275,065
	Software - 9.0%
96,181(a)	Adobe, Inc.	$45,721,562
66,056(a)	Autodesk, Inc.	18,307,421
33,443(a)	Guidewire Software, Inc.	3,398,812
276,413	Microsoft Corp.	65,169,893
156,086(a)	salesforce.com, Inc.	33,069,941
97,123(a)	Zendesk, Inc.	12,880,452
	Total Software	$178,548,081
	Specialty Retail - 2.1%
384,487	TJX Cos., Inc.	$25,433,815
52,082(a)	Ulta Beauty, Inc.	16,102,192
	Total Specialty Retail	$41,536,007
	Technology Hardware, Storage & Peripherals - 2.1%
1,334,378	Hewlett Packard Enterprise Co.	$21,003,110
296,709	NetApp, Inc.	21,561,843
	Total Technology Hardware, Storage & Peripherals	$42,564,953
	Textiles, Apparel & Luxury Goods - 0.9%
237,050	VF Corp.	$18,945,036
	Total Textiles, Apparel & Luxury Goods	$18,945,036
	TOTAL COMMON STOCKS
	(Cost $1,446,362,312)	$1,936,902,105
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 97.7%
	(Cost $1,446,362,312)	$1,936,902,105
	OTHER ASSETS AND LIABILITIES - 2.3%	$44,729,501
	NET ASSETS - 100.0%	$1,981,631,606

REIT	Real Estate Investment Trust.

(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2021, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,936,902,105	$ –	$ –	$ 1,936,902,105
Total Investments in Securities	$ 1,936,902,105	$ –	$ –	$ 1,936,902,105

For the three months ended March 31, 2021, there were no transfers in or out of Level  3.

Pioneer Core Equity Fund | 3/31/21